Income Taxes - Group's profit before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes
Profit before income taxes	¥ 119,575,295	$ 17,099,040	¥ 132,701,293	¥ 71,876,448
Non-PRC
Income Taxes
Profit before income taxes	(6,121,113)	(875,308)	6,375,022	(1,495,542)
PRC
Income Taxes
Profit before income taxes	¥ 125,696,408	$ 17,974,348	¥ 126,326,271	¥ 73,371,990